EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.32

Seller Loan ID	Customer Loan ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments	Deal #
2203084339		XXXX	Doc Type	Full Documentation	Alternative	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file	XXXX